Unaudited Condensed Consolidated Statements of Changes in Deficit - USD ($)	Ordinary shares	Preferred shares	Additional paid-in capital	Statutory reserve	Accumulated deficit	Accumulated other comprehensive loss	Total shareholders’ deficit	Non-controlling interests	Total
Balance at Dec. 31, 2023	$ 1,201	$ 185	$ 108,729,047	$ 237,486	$ (110,833,045)	$ (2,998,562)	$ (4,863,688)	$ (3,603,174)	$ (8,466,862)
Balance (in Shares) at Dec. 31, 2023	24,015,592	3,700,000
Net loss					(15,499,990)		(15,499,990)	(42,485)	(15,542,475)
Foreign currency translation adjustment						183,461	183,461	70,106	253,567
Conversion of convertible loans	$ 5		144,192				144,197		144,197
Conversion of convertible loans (in Shares)	100,000
Pre-delivery ordinary shares for conversion of convertible loans	$ 17		(17)
Pre-delivery ordinary shares for conversion of convertible loans (in Shares)	333,334
Pre-delivery ordinary shares for Share Incentive Plan	$ 14		(14)
Pre-delivery ordinary shares for Share Incentive Plan (in Shares)	283,333
Share-based compensation expenses	$ 2		488,229				488,231		488,231
Share-based compensation expenses (in Shares)	46,667
Balance at Jun. 30, 2024	$ 1,239	$ 185	109,361,437	237,486	(126,333,035)	(2,815,101)	(19,547,789)	(3,575,553)	(23,123,342)
Balance (in Shares) at Jun. 30, 2024	24,778,926	3,700,000
Balance at Dec. 31, 2024	$ 1,598	$ 185	115,745,140	237,486	(125,338,509)	(2,848,314)	(12,202,414)	(3,565,559)	(15,767,973)
Balance (in Shares) at Dec. 31, 2024	31,949,038	3,700,000
Net loss					(30,125,449)		(30,125,449)	(264,362)	(30,389,811)
Foreign currency translation adjustment						(347,015)	(347,015)	(104,696)	(451,711)
Conversion of convertible loans	$ 207		4,753,912				4,754,119		4,754,119
Conversion of convertible loans (in Shares)	4,140,987
Cancellation of ordinary shares
Cancellation of ordinary shares (in Shares)	(9)
Share-based compensation expenses	$ 214		5,074,079				5,074,293		5,074,293
Share-based compensation expenses (in Shares)	4,268,316
Balance at Jun. 30, 2025	$ 2,019	$ 185	$ 125,573,131	$ 237,486	$ (155,463,958)	$ (3,195,329)	$ (32,846,466)	$ (3,934,617)	$ (36,781,083)
Balance (in Shares) at Jun. 30, 2025	40,358,332	3,700,000